Consolidated Balance Sheets (Parenthetical) (USD $)	Jul. 31, 2013	Jan. 31, 2013
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common Stock, par value	$ 0.0001	$ 0.0001
Common Stock, shares authorized	650,000,000	650,000,000
Common Stock, shares issued	443,000,686	443,000,686
Common Stock, shares outstanding	443,000,686	443,000,686